Annual Operating Expenses - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio	Apr. 30, 2025
VIP Investment Grade Bond Portfolio - Initial Class
Operating Expenses:
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.38%
VIP Investment Grade Bond Portfolio - Service Class
Operating Expenses:
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.48%
VIP Investment Grade Bond Portfolio - Service Class 2
Operating Expenses:
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.63%

[1]	A Adjusted to reflect current fees.